SIGNIFICANT ACCOUNTING POLICIES - ASSUMPTION UPDATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Change in Accounting Estimate [Line Items]
Policyholders’ benefits	$ 2,745	$ 2,457	$ 3,708
Amortization of deferred policy acquisition costs, net	881	361
Income (loss) from operations, before income taxes	385	1,042	4,227
Face value amount threshold for rate increase	1
Net income (loss)	553	$ 1,065	3,187
Mean (RTM) assumption		9.00%		7.00%
Increase (decrease) in the fair value of the reinsurance contract asset	(269)	$ (140)	$ 3,967
2016 Assumption Updates
Change in Accounting Estimate [Line Items]
Policyholders’ benefits	(135)
Amortization of deferred policy acquisition costs, net	417
Fees and commissions	35
Income (loss) from operations, before income taxes	(247)
Net income (loss)	$ (161)
Increase in Cost of Insurance
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes		71
Net income (loss)		46
Long-term Lapses, Partial Withdrawal Rates and Election Assumptions Updates | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		(864)
Amortization of deferred policy acquisition costs, net		(32)
Income (loss) from operations, before income taxes		(636)
Net income (loss)		(413)
Increase (decrease) in the fair value of the reinsurance contract asset		(746)
Increase (decrease) in fair value of policy liability		786
Update RTM Assumptions
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes		(527)
Net income (loss)		$ (342)
Mean (RTM) assumption		7.00%	9.00%
Update RTM Assumptions | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		$ 570
Amortization of deferred policy acquisition costs, net		(73)
Update RTM Assumptions | Variable and Interest Sensitive Life
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		29
Long Term Lapse Assumption | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		(53)
Amortization of deferred policy acquisition costs, net		(12)
Income (loss) from operations, before income taxes		(74)
Net income (loss)		(48)
Increase (decrease) in the fair value of the reinsurance contract asset		(216)
Increase (decrease) in fair value of policy liability		101
Impact of Lump Sum Payment Option
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes		(103)
Net income (loss)		(67)
Impact of Lump Sum Payment Option | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		(47)
Increase (decrease) in the fair value of the reinsurance contract asset		(263)
Increase (decrease) in fair value of policy liability		$ (320)
Lapse Assumptions Updates
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes			$ 13
Net income (loss)			9
Lapse Assumptions Updates | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits			15
Increase (decrease) in the fair value of the reinsurance contract asset			62
Increase (decrease) in fair value of policy liability			33
Risk Free Bond and Equity Components Update
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes			473
Net income (loss)			307
Risk Free Bond and Equity Components Update | GMIB
Change in Accounting Estimate [Line Items]
Increase (decrease) in the fair value of the reinsurance contract asset			510
Increase (decrease) in fair value of policy liability			$ 37